SEGMENT AND GEOGRAPHIC AREA INFORMATION - Additional Information (Details)	12 Months Ended
Dec. 31, 2025 segment
SEGMENT AND GEOGRAPHIC AREA INFORMATION
Number of operating segment	1
Number of reportable segment	1